FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value for Assets and Liabilities Measured on Recurring Basis
The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$10,218	$10,218	$—	$—
Derivative assets (current and non-current portion)	83,840	—	83,840	—
Total assets	$94,058	$10,218	$83,840	$—

Liabilities:
Puttable common stock from exercise of warrants, net of current portion	$78,424	$—	$—	$78,424
Puttable warrants issued with debt	64,188	—	—	64,188
Total liabilities	$142,612	$—	$—	$142,612

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$9,266	$9,266	$—	$—
Total assets	$9,266	$9,266	$—	$—

Liabilities:
Puttable common stock from exercise of warrants, net of current portion	79,186	—	—	79,186
Total liabilities	$79,186	$—	$—	$79,186
__________________
(1)These amounts are reflected within other current assets in the consolidated balance sheets.
The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$11,888	$11,888	$—	$—
Derivative assets (current and non-current portion)	27,007	—	27,007	—
Total assets	$38,895	$11,888	$27,007	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Equity securities owned(1)	$10,218	$10,218	$—	$—
Derivative assets (current and non-current portion)	83,840	—	83,840	—
Total assets	$94,058	$10,218	$83,840	$—

Liabilities:
Puttable common stock from exercise of warrants, net of current portion	$78,424	$—	$—	$78,424
Puttable warrants issued with debt	64,188	—	—	64,188
Total liabilities	$142,612	$—	$—	$142,612
__________________
1.These amounts are reflected within other current assets in the condensed consolidated balance sheets.

Schedule of Key Valuation Inputs
At December 31, 2024, the key inputs into the Black-Scholes model to value the puttable warrants issued with debt were as follows:

Common stock price	$22.34
Risk- free interest rate	4.50%
Expected term (years)	7.64
Expected volatility	24.81%
Dividend yield	0.00%
The key valuation inputs into the Black-Scholes model to value the Company’s convertible debt were as follows:

	December 31,
	2024	2023
Common stock price	$22.34	$20.00
Risk-free interest rate	4.17%	4.27% – 5.17%
Expected term (years)	0.93	0.59 – 1.93
Expected volatility	17%	20%
Dividend yield	0.00%	0.00%
At December 31, 2024, the key inputs into the Black-Scholes model to value the puttable warrants issued with debt were as follows:

December 31, 2024
Common stock price	$22.34
Risk- free interest rate	4.50%
Expected term (years)	7.64
Expected volatility	24.81%
Dividend yield	0.00%
The key valuation inputs into the Black-Scholes model to value the conversion feature of the Company’s convertible debt at December 31, 2024 were as follows:

December 31, 2024
Common stock price	$22.34
Risk- free interest rate	4.17%
Expected term (years)	0.93
Expected volatility	17.0%
Dividend yield	0.00%

Schedule of Carrying Values and Fair Values of the Company's Debt Obligations
The carrying values and fair values of the Company’s debt obligations for 2024 and 2023 were as follows (in thousands, except per share amounts):

	December 31,
	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Prior Loan Agreement	$—	$—	$57,322	$57,682
2029 Senior Secured Term Loan (1)	30,770	42,108	—	—
Notes payable	1,498	1,334	1,519	1,238
Convertible loans:
Promissory notes convertible at $18 per share	—	—	56,150	65,603
Promissory notes convertible at $16 per share	4,767	6,981	5,000	6,250
	$37,035	$50,423	$119,991	$130,773
__________________
(1)The principal amount of the 2029 Senior Secured Term Loan is $100.0 million. See Note 11 - Debt Obligations for details.
The carrying values and fair values of the Company’s debt obligations were as follows (in thousands, except per share amounts):

	September 30, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
2029 Senior Secured Term Loan (1)	$—	$—	$30,770	$42,108
Notes payable	1,506	1,399	1,498	1,334
Convertible loans (promissory notes convertible at $16 per share)	4,957	12,581	4,767	6,981
	$6,463	$13,980	$37,035	$50,423
__________________
(1)The principal amount of the 2029 Senior Secured Term Loan is $0 million and $100.0 million on September 30, 2025 and December 31, 2024, respectively. See Note 11 - Debt Obligations.

Schedule of Changes In Fair Value of the Company's Level 3 Financial Liabilities
The following table summarizes the changes in the fair value of the Company’s Level 3 financial liabilities during the years ended December 31, 2024, 2023 and 2022 (in thousands):

	Warrants on Puttable Shares	Puttable Common Stock from Exercise of Warrants
Balance as of December 31, 2021	$156,059	$146,712
Warrants exercised into puttable common stock	(156,059)	156,059
Cash paid to settle put liability	—	(639)
Cash proceeds upon exercise	—	6,695
Reclassification of current portion of put liability	—	639
Termination of put liability	—	(10,421)
Fair value adjustments	—	(71,267)
Balance as of December 31, 2022	—	227,778
Reclassification of current portion of put liability	—	(11,355)
Termination of put liability	—	(137,263)
Fair value adjustments	—	26
Balance as of December 31, 2023	—	79,186
Reclassification of current portion of put liability	—	(11,356)
Fair value adjustments	—	10,594
Balance as of December 31, 2024	$—	$78,424
The following table summarizes the changes in the fair value of the Company’s Level 3 financial liabilities during the nine months ended September 30, 2025 and year ended December 31, 2024 (in thousands):

	Puttable Common stock from Exercise of Warrants	Puttable Warrants Issued with Debt
Balance as of December 31, 2023	$79,186	$—
Reclassification of current portion of put liability	(11,356)	—
Issuance of puttable warrants	—	59,526
Fair value adjustments	10,594	4,662
Balance as of December 31, 2024	78,424	64,188
Termination of put liability	(16,210)	—
Fair value adjustments	2,229	1,172
Conversion upon IPO	(64,443)	(65,360)
Balance as of September 30, 2025	$—	$—